BOYAR VALUE FUND INC.

Boyar Value Fund	Ticker: BOYAX

Incorporated herein by reference is the definitive version of the Prospectus for the above-referenced Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on March 16, 2020 (SEC Accession No. 0001580642-20-001203).